Summary of Significant Accounting Policies - Business Combinations (Details) (USD $)	0 Months Ended
	Oct. 31, 2012 South Valley Bancorp, Inc. branch	Dec. 16, 2011 Western National Bank branch	Oct. 14, 2011 Charter Bank branch	Oct. 14, 2011 Albequerque Branches Charter Bank branch	Oct. 14, 2011 Santa Fe Branches Charter Bank branch
Business Acquisition [Line Items]
Net loans	$ 361,000,000	$ 143,000,000
Net covered loans	108,000,000
Deposit accounts	736,000,000	136,000,000	254,821,000
Unamortized premium on acquisition			1,061,000
Cash received from the FDIC		30,000,000
Transaction deposit accounts	533,000,000
Number of branches acquired (in branches)	24	3	6	4	2
Assets acquired		177,000,000
Consideration transferred	44,000,000	53,000,000
Consideration paid in stock	34,000,000
Cash resulting from the collection of certain earn-out assets	10,000,000
Foreclosed real estate		7,000,000
Liabilities assumed		$ 153,000,000